Long-term payroll payables (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Summary of Income Statement Charge Included in Operating Profit for Post- employment Benefits
Defined benefit plans

	2019	2018
	€	€
Current service cost	2,158	3,192
Interest cost on benefit obligation	188	316
Expected return on plan assets	(87)	(223)
Administrative expenses	20	17

Net benefit expense	2,279	3,302

Summary of major categories of the plan assets
The major categories of the plan assets are as follows:

	December 31, 2019	December 31, 2018
Cash and cash equivalents	1%	2%
Shares	29%	30%
Bonds	39%	40%
Real estate	13%	13%
Other	18%	15%
Total amount	100%	100%

Summary Of principal assumptions used in determining pension and long-term termination benefit obligations
The principal assumptions used in determining pension and long-term termination benefit obligations for the Group’s plans are shown below:

	2019	2018
	%	%
Switzerland
Discount rate (%)	0.3	0.9
Expected rate of salary increases (%)	1.0	1.5
Italy
Discount rate (%)	0.6	1.1
Expected rate of salary increases (%)	1.5	1.5

Summary of sensitivity analysis for actuarial assumptions

	2019	2018
	€	€
Assumptions for post-employment healthcare benefit plans:
Discount rate:
0.25% increase in discount rate	(1,712)	(5,185)
0.25% decrease in discount rate	1,712	5,185
Life expectation:
Increase by 1 year	787	643
Decrease by 1 year	(787)	(643)
Expected rate of salary increase:
0.25% increase in rate of salary increase	810	3,618
0.25% decrease in rate of salary increase	(810)	(3,618)

Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Summary of defined benefit obligations
Changes in the present value of the defined benefit obligations

€
Defined benefit obligations at January 1, 2018	36,345
Interest costs	316
Current service cost	3,192
Benefits paid	(1,851)
Contribution by plan participants	1,275
Administrative expenses	17
Exchange differences	1,397
Actuarial loss	291

Defined benefit obligations at December 31, 2018	40,982
Interest cost	188
Current service cost	2,158
Benefits paid	(2,879)
Contribution by plan participants	1,353
Administrative expenses	20
Exchange differences	939
Gain on settlement	892
Actuarial loss	3,495

Defined benefit obligations at December 31, 2019	47,148

Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Summary of defined benefit obligations
Changes in the fair value of the plan assets

€

Plan assets at January 1, 2018	26,740
Interest income	223
Benefits paid	(1,540)
Return on plan assets	(625)
Contributions by employer	1,783
Contribution by plan participants	1,275
Exchange differences	1,168

Plan assets at December 31, 2018	29,024
Interest income	87
Benefits paid	(2,531)
Return on plan assets	1,136
Contributions by employer	1,943
Contribution by plan participants	1,353
Gain on settlement	874
Exchange differences	87

Plan assets at December 31, 2019	31,973